Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Earnings Per Share [Abstract]
Basic and diluted earnings per common share
The following tables provide reconciliations of net earnings and shares used in calculating (loss) income per basic common share to those used in calculating (loss) income per diluted common share (in millions, except per-share amounts):

	12 Weeks Ended
	March 22, 2014		March 23, 2013
	Diluted	Basic	Diluted	Basic
(Loss) income from continuing operations, net of tax	$(83.7)	$(83.7)	$59.6	$59.6
Distributed and undistributed earnings allocated to participating securities	(0.4)	(0.4)	(0.6)	(0.6)
(Loss) income from continuing operations available to common stockholders	(84.1)	(84.1)	59.0	59.0

(Loss) income from discontinued operations, net of tax	(14.9)	(14.9)	59.2	59.2
Noncontrolling interests	1.0	1.0	0.1	0.1
(Loss) income from discontinued operations, attributable to Safeway Inc.	(13.9)	(13.9)	59.3	59.3
Distributed and undistributed earnings allocated to participating securities	—	—	(0.6)	(0.6)
Income from discontinued operations available to common stockholders	(13.9)	(13.9)	58.7	58.7

Net (loss) income	$(97.6)	$(97.6)	$118.9	$118.9
Distributed and undistributed earnings allocated to participating securities	(0.4)	(0.4)	(1.2)	(1.2)
Net (loss) income available to common stockholders after earnings allocated to participating securities	$(98.0)	$(98.0)	$117.7	$117.7

Weighted average common shares outstanding	228.1	228.1	237.4	237.4
Common share equivalents	—		1.2
Weighted average shares outstanding	228.1		238.6

(Loss) earnings per common share:
Continuing operations	$(0.37)	$(0.37)	$0.25	$0.25
Discontinued operations	(0.06)	(0.06)	0.24	0.25
Total	$(0.43)	$(0.43)	$0.49	$0.50

The following table provides reconciliations of net earnings and shares used in calculating income per basic common share to those used in calculating income per diluted common share.

(In millions, except per-share amounts)	2013		2012		2011
	Diluted	Basic	Diluted	Basic	Diluted	Basic
Income from continuing operations, net of tax	$217.1	$217.1	$249.2	$249.2	$329.5	$329.5
Distributed and undistributed earnings allocated to participating securities	(2.1)	(2.1)	(2.3)	(2.3)	(2.4)	(2.4)
Income from continuing operations available to common stockholders	215.0	215.0	246.9	246.9	327.1	327.1

Income from discontinued operations, net of tax	3,305.1	3,305.1	348.9	348.9	188.7	188.7
Noncontrolling interest	(14.7)	(14.7)	(1.6)	(1.6)	(1.5)	(1.5)
Income from discontinued operations attributable to Safeway Inc.	3,290.4	3,290.4	347.3	347.3	187.2	187.2
Distributed and undistributed earnings allocated to participating securities	(32.1)	(32.1)	(3.1)	(3.1)	(1.4)	(1.4)
Income from discontinued operations available to common stockholders	3,258.3	3,258.3	344.2	344.2	185.8	185.8

Net income	$3,507.5	$3,507.5	$596.5	$596.5	$516.7	$516.7
Distributed and undistributed earnings allocated to participating securities	(34.2)	(34.2)	(5.4)	(5.4)	(3.8)	(3.8)
Net income available to common stockholders after earnings allocated to participating securities	$3,473.3	$3,473.3	$591.1	$591.1	$512.9	$512.9

Weighted-average common shares outstanding	239.1	239.1	245.6	245.6	343.4	343.4
Common share equivalents	2.4		0.3		0.4
Weighted-average shares outstanding	241.5		245.9		343.8

Earnings per common share:
Continuing operations	$0.89	$0.90	$1.00	$1.01	$0.95	$0.95
Discontinued operations	$13.49	$13.63	$1.40	$1.40	$0.54	$0.54
Total	$14.38	$14.53	$2.40	$2.41	$1.49	$1.49